Equity Capital Structure and Equity Incentive Plan (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands												12 Months Ended
	Dec. 20, 2021	Jul. 16, 2021	May 27, 2021	Apr. 02, 2021	Mar. 11, 2021	Feb. 24, 2021	Jan. 04, 2021	Dec. 20, 2020	Dec. 20, 2020	Oct. 13, 2020	Oct. 08, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Aug. 23, 2021	May 14, 2021	Dec. 21, 2020	Nov. 20, 2020	Apr. 06, 2020
Defined Benefit Plan Disclosure [Line Items]
Common Stock, Shares Authorized												450,000,000	450,000,000
Preferred Stock, Shares Authorized												50,000,000	50,000,000
Common stock shares outstanding												42,455,857	21,962,881
Common Stock, Par or Stated Value Per Share												$ 0.001	$ 0.001
Offering units										200,000
Offering price										$ 25.00		$ 25.00
Percentage of preferred shares										$ 0.0775
Warrant exercise price per shares															$ 2.1875
Series A Convertible Preferred Shares - automatic conversion upon market trigger												If the trading price of Pyxis Tankers’ common stock equals or exceeds $2.38 per share for at least 20 days in any 30 consecutive trading day period ending 5 days prior to notice, the Company can call, in whole or in part, for mandatory conversion of the Series A Convertible Preferred Shares.
Change of control terms line item												In the case of a change of control that is pre-approved by the Company’s Board of Directors, holders of Series A Convertible Preferred Shares have the option to (i) demand that the Company redeem the Series A Convertible Preferred Shares at (a) $26.63 per Series A Convertible Preferred Share from the date of issuance until October 13, 2021, (b) $25.81 per Series A Convertible Preferred Share from October 13, 2021 until October 13, 2022 and (c) $25.00 after October 13, 2022, or (ii) continue to hold the Series A Convertible Preferred Shares. Upon a change of control, the holders also have the option to convert some or all of the Series A Convertible Preferred Shares, together with any accrued or unpaid dividends, into shares of common stock at the conversion rate. Change of Control means that (i) Mr. Valentios Valentis and his affiliates cease to own at least 20% of the voting securities of the Company, or (ii) a person or group acquires at least 50% voting control of the Company, and in the case of each of either (i) or (ii), neither the Company nor any surviving entity has its common stock listed on a recognized U.S. exchange.
Dividend distribution terms												In addition, unless the Company has received the affirmative vote or consent of the holders of at least 66.67% of the then outstanding Series A Convertible Preferred Shares, voting as a single class, the Company may not create or issue any class or series of capital stock ranking senior to the Series A Convertible Preferred Shares with respect to dividends or distributions.
Description of warrant purchase												On exercise, each Underwriter Warrant allows the holder to purchase one Series A Convertible Preferred Share or one Warrant to purchase one common share of the Company at $1,40 or, in case of absence of an effective registration statement, to exchange those cashless based on a formula set in the Underwriting Agreement.
Gross proceeds from the Offering										$ 5,000
Proceeds from offering										$ 4,300
Warrants outstanding												1,590,540	1,735,040
Number of non-tradable warrant to purchase shares of common stock															428,571
Warrant term															5 years
General Partners' Offering Costs																$ 250,000
Number of common stock issued, value												$ 5,563	$ 4,313
Bid price												$ 1.00
Equity Method Investment, Ownership Percentage												100.00%
Mr.Valentis [Member]
Defined Benefit Plan Disclosure [Line Items]
Investment Owned, Balance, Shares												22,827,922
Equity Method Investment, Ownership Percentage												53.80%
Securities Purchase Agreement [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of common stock issued, shares						14,285,715
[custom:ProceedsFromInvestors]						$ 25,000
Share price						$ 1.75
Increase in common stock par or stated value per share					$ 14
Adjustments to Additional Paid in Capital, Other					$ 23,105
ATM Program [Member]
Defined Benefit Plan Disclosure [Line Items]
Shares issued price per share														$ 1.65
Number of common stock offered and sold under the ATM														214,828
Gross proceeds under the atm														$ 354
Underwriter's Warrants [Member]
Defined Benefit Plan Disclosure [Line Items]
Warrant aggregate purchase price											$ 100
First type - Warrant for the purchase of an aggregate Series A Convertible Preferred Shares											2,000	4,683
First - type exercise price											$ 24.92
Second type - Warrant for the purchase of an aggregate Series A Convertible Preferred Shares											16,000	16,000
Second type - Exercise price																			$ 0.01
Termination date											at any time on or after April 6, 2021 and prior to October 8, 2025
Warrants outstanding												16,000
Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Second type - Warrant for the purchase of an aggregate Series A Convertible Preferred Shares											16,000
Conversion of Series A convertible preferred shares to common stock, shares												720,423	332,106
Number of common stock issued, shares													95,262
Conversion of stock shares converted												720,423
Exercise of warrants												144,500
Registered shares of common stock												144,500
Issuance of common stock under the promissory note, shares												1,203,335	260,495	95,262
Number of common stock issued, value
Series A Convertible Preferred Shares [Member]
Defined Benefit Plan Disclosure [Line Items]
First type - Warrant for the purchase of an aggregate Series A Convertible Preferred Shares												2,683
First - type exercise price												$ 25.00
Second type - Warrant for the purchase of an aggregate Series A Convertible Preferred Shares												4,683
Conversion of Series A convertible preferred shares to common stock, shares												(40,289)	(18,525)
Number of common stock issued, shares												308,487	200,000
Conversion of stock shares converted												40,289
Number of common stock issued, value
Over-Allotment Option [Member]
Defined Benefit Plan Disclosure [Line Items]
Additional number of Series A Convertible Preferred Shares (optional preferred shares)										30,000
Additional number of warrants (optional warrants)										240,000
Purchase price per optional preferred share										$ 23.051
Purchase price per optional warrant										$ 0.00925
Partial over allotment of warrants exercised by the underwriter										135,040
Gross proceeds										$ 1
IPO [Member] | 7.75% Series A Cumulative Convertible Preferred Shares [Member]
Defined Benefit Plan Disclosure [Line Items]
Proceeds from offering		$ 6,170
Number of common stock issued, shares		308,487
Purchase price		$ 20.00
Net of offering expense		$ 5,563
Amended and Restated Promissory Note [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of common stock issued, shares				47,827			64,446
Repayment of principal amount			$ 1,000
Conversion of principal amount			1,000
Restructured principal amount			$ 3,000
Maturity date			Apr. 01, 2023
Accrue interest rate			7.50%
Amended and Restated Promissory Note [Member] | Restricted Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of common stock issued, shares			1,091,062
Maximum [Member] | ATM Program [Member]
Defined Benefit Plan Disclosure [Line Items]
Common stock shares outstanding														21,370,280
Minimum [Member] | ATM Program [Member]
Defined Benefit Plan Disclosure [Line Items]
Common stock shares outstanding														21,060,190
Series A Convertible Preferred Shares [Member]
Defined Benefit Plan Disclosure [Line Items]
Preferred Stock, Shares Authorized												1,000,000	1,000,000
Preferred stock shares outstanding												449,673	181,475
Series A Convertible Preferred Share, description												Each Series A Convertible Preferred Share is convertible into common shares at an initial conversion price of $1.40 per common share, or 17.86 common shares, at any time at the option of the holder, subject to certain customary adjustments.
Initial conversion price per common share												$ 1.40
First type - Warrant for the purchase of an aggregate Series A Convertible Preferred Shares											2,000
Conversion of Series A convertible preferred shares to common stock, shares													18,525
Series A Convertible Preferred Shares and Detachable Warrants [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of common shares from the exercise of detachable warrants										each warrant exercisable for one common share, for a total of up to
Warrant exercise price per shares										$ 1.40
Warrant exercisable date										at any time prior to October 13, 2025 or, in case of absence of an effective registration statement, to exchange those cashless based on a formula.
Annual cash dividend per share												1.9375
Preferred dividend percentage										7.75%
Liquidation preference per share												25.00
Cash dividend per share																	$ 0.1615	$ 0.1991
Monthly cash dividend paid per share												$ 0.1615
Dividend payable												$ 537
Series A Convertible Preferred Shares and Detachable Warrants [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
[custom:NumberOfCommonSharesFromExerciseableOfDetachableWarrants]										1,600,000
Series A Preferred Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Shares issued price per share												$ 25.00
Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of common stock issued, shares	4,139,003
Share price								$ 0.7248	$ 0.7248
Common Stock [Member] | Pyxis Lamda [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of common stock issued, shares								4,139,003
Number of common stock issued, value									$ 2,172